Establishment and Operations	6 Months Ended
Dec. 31, 2025
Establishment and Operations [Abstract]
Establishment and Operations

1. Establishment and Operations

Australian Oilseeds Holdings Limited (“Australian Oilseeds” or the “Company”) is a Cayman Islands exempted company that, directly and indirectly through its subsidiaries, is focused on the manufacture and sale of chemical free, non-GMO, sustainable edible oils and products derived from oilseeds. The Company believes that transitioning from a fossil fuel economy to a renewable and chemical free economy is the solution to many health problems the world is facing presently. To that end, the Company is committed to working with suppliers and customers to eliminate chemicals from the edible oil production and manufacturing systems to supply quality products such as non-GMO oilseeds and organic and non-organic food-grade oils to customers globally. Over the past 20 years, Australian Oilseeds Investments Pty Ltd., an Australian proprietary company (“AOI”) has grown to be the largest cold pressing oil plant in Australia, pressing strictly GMO free conventional and organic oilseeds.

The main business activities include the mill of GMO free conventional and organic oilseeds to produce vegetable oils and related products to wholesale and retail market.

The material accounting policies adopted in the preparation of the consolidated financial statements are set out in Note 2. The policies have been consistently applied to all the years presented, unless otherwise stated.

The condensed consolidated financial statements are presented in AUD, which is also the Company’s functional currency.

Amounts are rounded to the nearest dollar, unless otherwise stated.

These financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) (collectively IFRS Accounting Standards).

The preparation of consolidated financial statements in compliance with adopted IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effects are disclosed in Note 2.

Reverse Recapitalization

Australian Oilseeds Holdings Ltd (“PubCo”) was incorporated in Cayman Islands business company with limited liability and was formed for the purpose of participating in the transactions contemplated hereby and becoming the publicly traded holding company for the surviving corporation.

EDOC Acquisition Corp (“EDOC” or “SPAC”) is a Cayman Islands exempted company formerly listed on the NASDAQ Stock Market under “ADOC”. EDOC has limited operations but is established as a public investment vehicle that has the express purpose of making an investment in an operating company.

On March 21, 2024 (the “Closing Date”), the Company consummated the previously announced Business Combination (defined below). The Business Combination was announced on December 7, 2022, where AOI, PubCo, and EDOC entered into a business combination agreement (“Business Combination Agreement”), pursuant to which, (a) EDOC merged with and into Merger Sub, with EDOC continuing as the surviving entity (the “Merger”), and with holders of EDOC securities receiving substantially identical securities of Pubco, and (b) immediately prior to the Merger, Pubco acquired all of the issued and outstanding ordinary shares of AOI (the “Purchased Shares”) from the Sellers in exchange for ordinary shares of Pubco, with AOI became a wholly-owned subsidiary of Pubco (the “Share Exchange”, and together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Transactions”).

The total consideration paid by Pubco to the sellers for the purchased shares was an aggregate number of Pubco ordinary shares (the “Exchange Shares”) with an aggregate value (the “Exchange Consideration”) equal to, without duplication, (i) USD$190,000,000, plus (or minus, if negative) (ii) AOI’s net working capital less a target net working capital of USD$4,000,000, minus (iii) the aggregate amount of any outstanding indebtedness, net of cash and cash equivalents, of AOI and its subsidiaries, and minus (iv) the amount of any unpaid transaction expenses of AOI, with each Pubco ordinary share issued to the sellers valued at USD$10.00.

The Merger was consummated on March 21, 2024, and the Share Exchange and Business Combination were consummated on the Closing Date. Pursuant to the Business Combination Agreement, upon the consummation of the Business Combination at the effective time of the Business Combination (the “Effective Time”):

●	each holder of EDOC pre-transaction privately-held Class A ordinary shares and the Class B ordinary share (the “EDOC Ordinary Shares”) received a number of Company Ordinary Shares, which are listed under the ticker “COOT” (less 200,000 Class A ordinary shares that were forfeited to the Company;

●	each holder of AOI ordinary shares received Company Ordinary Shares on a one-for-one basis (the “Exchange Shares”);

●	each holder of EDOC’s public Class A ordinary shares received Company Ordinary Shares on a one-for-one basis;

●	EDOC’s warrants terminated and were exchanged for warrants of the Company (the “Warrants”), which Warrants are listed on the Nasdaq under “COOTW”;

●	each holder of EDOC’s rights (the “Rights”) received 1/10 of a Company Ordinary Share for each such Right, as set forth herein;

●	EDOC’s Rights will no longer be traded;

●	EDOC’s 479,000 placement units (“Placement Units”) were exchanged for Company Ordinary Shares and Warrants of the Company; and

●	EDOC’s USD$1,500,000 of convertible promissory notes that were convertible at Closing into Company Ordinary Shares (“Convertible Shares”) and warrants (“Convertible Warrants”).

On March 22, 2024, the Ordinary Shares and PubCo Warrants commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “COOT” and “COOTW,” respectively.